Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases
17.	Leases

The Group as a lessor

The Group entered into lease agreements as lessor with both third parties and related parties.

	For the years ended December 31,
	2021	2022	2023
Rental Income：
Lianwai Kindergarten	754,285	754,285	754,285
Lishui Yuanmeng Training Company Limited	152,382	-	-
Grocery stores	76,191	-	-
Total	982,858	754,285	754,285

The third parties rented the school non-education space mainly for grocery stores, which mainly sell stationary or snacks etc. to students which were operated directly by the lessee, and the lease term ended in August, 2021.

The Group leased certain non-education space to the related party, Lishui Yuanmeng Training Company Limited from December 1, 2016 to February 28, 2021. In addition, the Group continued leasing its space to Lianwai Kindergarten for their operation of kindergarten care service after the disposal in November, 2018, and the lease term will be ended in December 2024 (Note 19).

The Group as a lessee

	As of December 31,
	2022	2023

Operating right-of-use assets	7,580,536	2,471,003

Operating lease payment liabilities, current	3,866,910	2,471,003
Operating lease payment liabilities, non-current	3,558,380	-
Total	7,425,290	2,471,003

The weighted average discount rate of the operating lease was 4.58% and 4.65% as of December 31, 2022 and 2023. The weighted average remaining lease term was 1.83 years and 0.67 year as of December 31, 2022 and 2023. Cash paid for operating lease was RMB3,880,445 and RMB4,342,857 for the years ended December 31, 2022 and 2023. Operating right-of-use assets obtained in exchange for operating lease payment liabilities was RMB11,305,735 and nil for the year ended December 31, 2022 and 2023.

For the years ended December 31 2021, 2022 and 2023, the lease expense was as follows:

	For the years ended December 31,
	2021	2022	2023

Operating leases expense	238,251	4,454,857	4,454,857
Short-term lease expense	-	11,741,215	1,295,043
Total	238,251	16,196,072	5,749,900

Because most of the leases do not provide an implicit rate of return, the Group used the incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments.

The following is a schedule of future minimum payments under the Group’s operating leases as of December 31, 2022:

For the years ended December 31,	RMB
2024	2,514,286
Total lease payments	2,514,286
Less: imputed interest	(43,283)
Total operating lease liabilities	2,471,003